GENERAL	3 Months Ended
Nov. 30, 2014
Accounting Policies [Abstract]
GENERAL
1)	GENERAL

The unaudited interim consolidated financial statements included for A. Schulman, Inc. (the “Company”) reflect all adjustments, which are, in the opinion of management, necessary for a fair presentation of the results of the interim periods presented. All such adjustments are of a normal recurring nature. The fiscal year-end consolidated balance sheet data was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America. The unaudited consolidated financial information should be read in conjunction with the consolidated financial statements and notes thereto incorporated in the Company’s Annual Report on Form 10-K for the fiscal year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015.

The results of operations for the three months ended November 30, 2014 are not necessarily indicative of the results expected for the fiscal year ending August 31, 2015.

The accounting policies for the periods presented are the same as described in Note 1 – Business and Summary of Significant Accounting Policies to the consolidated financial statements contained in the Company’s Annual Report on Form 10-K for the fiscal year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015.

Certain items previously reported in specific financial statement captions have been reclassified to conform to the fiscal 2015 presentation. All previously reported segment disclosures have also been reclassified to reflect the Company’s new reportable segments as discussed in Note 11 the Company’s Quarterly Report on Form 10-Q for the quarterly period ended November 30, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015.